UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

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1.     Name and address of issuer:

       The Montgomery Funds
       101 California Street
       San Francisco, CA  94111

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2.     The  name of  each  series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):                                              [ x ]



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3.     Investment Company Act File Number:  811-6011

       Securities Act File Number:  33-34841

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4(a).  Last day of fiscal year for which this form is filed:

       June 30, 1999

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4(b).  [   ] Check box if this Form is being filed late (i.e., more  than
             90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).  [   ] Check box if this is the last time the issuer will be filing this Form.


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5.     Calculation of registration fee:

        (i)   Aggregate sale price  of
              securities sold during the
              fiscal year pursuant to
              section 24(f):                             $ 9,118,016,572
                                                         ------------------

        (ii)  Aggregate price of
              securities redeemed or
              repurchased during the
              fiscal year:                 $ 10,284,590,889
                                           -------------------
        (iii) Aggregate price of
              securities redeemed or
              repurchased during any
              prior fiscal year ending
              no earlier  than  October
              11, 1995 that were not
              previously  used  to
              reduce registration fees
              payable to the Commission:   $       0.00
                                           -------------------

        (iv)  Total available redemption
              credits [add Items 5(ii) and
              5(iii)]:                                   $ 10,284,590,889
                                                         ------------------



        (v)   Net  sales -  if Item 5(i) is
              greater than Item 5(iv)
              [subtract Item 5(iv) from
              Item 5(i)]:                                $       0.00
                                                         ------------------







      ___________________________________________________________
     |                                                           |
     |  (vi)  Redemption credits available                       |
     |        for use in future years - if                       |
     |        Item  5(i) is less than Item                       |
     |        5(iv) [subtract Item 5(iv)                         |
     |        from Item 5(i)]:             $ (1,166,574,317 )    |
     |                                     --------------------  |
     |___________________________________________________________|

       (vii)  Multiplier for
              determining registration
              fee (See Instruction C.9):                 x      .000278
                                                         -----------------

      (viii)  Registration fee due
              [multiply Item 5(v) by
              Item 5(vii)] (enter "0"
              if no fee is due):                         $       0.00
                                                         =================

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6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the
       Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____0_____ . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_____0_____.

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7.     Interest due - if this Form is being filed more than  90  days after the end of the issuer's fiscal year (see Instruction D):

                                                        +$       0.00
                                                         ------------------

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8.     Total  of  the  amount of the registration fee  due  plus  any interest due [line 5(viii) plus line 7]:

                                                        =$       0.00
                                                         ==================

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9.     Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A


            Method of Delivery:

                          [   ]  Wire Transfer
                          [   ]  Mail or other means

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                                SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title)* /s/ Karen Jacoppo-Wood
                           ------------------------------------
                           Name:  Karen Jacoppo-Wood
                           Title: Vice President and Assistant Secretary
                           Date:  September 20, 1999


*Please print the name and title of the signing officer below the signature.